Stock Based Compensation - Summary of Outstanding Restricted Stock Units (Detail) - Unvested restricted stock units - $ / shares		9 Months Ended		12 Months Ended
	Mar. 08, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Aug. 05, 2022	Aug. 04, 2022
Officer
Number of Shares
Granted (in shares)	12,500,000		12,500,000
2021 Plan
Number of Shares
Beginning balance (in shares)		11,643,000	0	0
Granted (in shares)		0		12,758,000
Vested (in shares)		(4,082,000)		(115,000)
Canceled (in shares)		(811,000)		(1,000,000)
Ending balance (in shares)		6,750,000		11,643,000
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)		$ 6.14	$ 0	$ 0
Granted (in dollars per share)		0		6.15
Vested (in dollars per share)		8.21		7.39
Canceled (in dollars per share)		6.28		6.12
Ending balance (in dollars per share)		8.21		6.14
Grant date fair value of Officer RSUs (in dollars per share)		$ 8.21		$ 6.14
2021 Plan | Officer
Number of Shares
Granted (in shares)	12,500,000
Weighted Average Grant Date Fair Value
Grant date fair value of Officer RSUs (in dollars per share)						$ 6.12
Incremental cost of RSUs (in dollars per share)					$ 2.09